Equity Method Investments (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Time Warner Inc. [Member] | Equity Method Investment [Member]
Schedule of Equity Method Investments [Line Items]
Difference between fair value and proportional book value of investments' net assets	$ 2,871
Difference between fair value and proportional book value of investments' net assets, amortization treatment	We attributed $1,642 to amortizing intangibles, which will be amortized into earnings in our “Equity net income (loss) of affiliates” over a weighted-average life of 18.2 years.
Hudson Yards North Tower Holdings LLC [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	50.00%
HBO Latin America Group [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	88.20%
Hulu [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	10.00%
Central European Media Enterprises Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	66.60%
SKY Mexico [Member]
Schedule of Equity Method Investments [Line Items]
Company's ownership interest in investee	41.30%